INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Amortization expense	$ 50,638	$ 50,598	$ 151,913	$ 151,638	$ 202,551	$ 151,913
2020	50,638		50,638		202,551
2021	202,551		202,551		202,551
2022	202,551		202,551		202,551
2023	50,217		50,217		50,218
Total	505,957		$ 505,957		$ 657,871
Useful life of intangible assets			5 years		5 years
Service Contracts [Member]
Total	$ 505,957		$ 505,957		$ 657,871
Useful life of intangible assets			5 years		5 years